UNITES STATES
              SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                   FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

  Report for the Calendar Year or Quarter Ended _____September 30, 2000________

               (Please read instructions before preparing form.)

If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

__One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105____________
Business Address        (Street)           (City)     (State) (ZIP)

_________Bryant Cherry, Vice President__________________(415) 778-0200__________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                      ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___8_ dav of__November___, 2000

                                                 ___Parnassus Investments_______
                                      (Name of Institutional Investment Manager)


  (Manual Signature of Person Duly Authorized to Submit This Report)


Item 1: Name of Issuer        Item 2:         Item 3:       Item 4:     Item 5: Shares  Item 6:          Item 7:      Item 8  Voting
                              Title of Class  CUSIP Number  Fair Market of Principal    Investment       Managers     Authority
                                                            Value       Amount          Discretion                    (Shares)
Adaptec. Inc.                  Common Stock   00651F108     14,500      725,000         X                               725,000
Autodesk Inc.                  Common Stock   052769106     10,658      420,000         X                               420,000
American International Group   Common Stock   026874107      383         4,000          X                                4,000
Inc.
Applied Materials, Inc.        Common Stock   038222105     18,980      320,000         X                               320,000
Avocent Corporation            Common Stock   053893103     5,513       100,000         X                               100,000
Becton Dickinson & Company     Common Stock   075887109      212         8,000          X                                8,000
Baldor Electric                Common Stock   057741100     2,133       105,000         X                               105,000
Building Materials Holding     Common Stock   120113105     3,940       206,000         X                               206,000
Corp.
Bristol-Myers Squibb Company   Common Stock   110122108     16,566      290,000         X                               290,000
Cardinal Health, Inc.          Common Stock   14149Y108     16,138      183,000         X                               183,000
Calgon Carbon Corporation      Common Stock   129603106     2,453       360,000         X                               360,000
Cognex Corporation             Common Stock   192422103     7,927       201,000         X                               201,000
Clorox Company                 Common Stock   189054109     8,427       213,000         X                               213,000
Credence Systems Corporation   Common Stock   225302108     12,450      415,000         X                               415,000
Costco Wholesale Corporation   Common Stock   22160K105      210         6,000          X                                6,000
Compaq Computers Corporation   Common Stock   204493100     12,273      445,000         X                               445,000
Cummins Engine Inc.            Common Stock   231021106      300        10,000          X                                10,000
Delta Air Lines Inc.           Common Stock   247361108     4,615       104,000         X                               104,000
Dana Corporation               Common Stock   235811106      430        20,000          X                                20,000
Deluxe Corporation             Common Stock   248019101      203        10,000          X                                10,000
Electronics for Imaging, Inc.  Common Stock   286082102     12,120      480,000         X                               480,000
Enron Corporation              Common Stock   293561106      526         6,000          X                                6,000
Electro Scientific             Common Stock   285229100     3,513       100,000         X                               100,000
Industries Inc.
Federal National Mortgage      Common Stock   313586109     24,096      337,000         X                               337,000
Assoc.
Federal Home Loan Mortgage     Common Stock   313400301     27,031      500,000         X                               500,000
H.B. Fuller Company            Common Stock   359694106     4,195       145,900         X                               145,900
Gannett Company                Common Stock   364730101      265         5,000          X                                5,000
Golden West Financial          Common Stock   381317106      322         6,000          X                                6,000
Corporation
Heinz (H.J.) Company           Common Stock   423074103      371        10,000          X                                10,000
Hewlett-Packard Company        Common Stock   428236103      291         3,000          X                                3,000
International Business         Common Stock   459200101      562         5,000          X                                5,000
Machines Corp.
Idacorp Inc.                   Common Stock   451107106      231         5,000          X                                5,000
Intel Corporation              Common Stock   458140100     35,589      855,000         X                               855,000
Illinois Tool Works            Common Stock   452308109      335         6,000          X                                6,000
J.C. Penney Company            Common Stock   708160106      236        20,000          X                                20,000
Johnson & Johnson              Common Stock   478160104     1,879       20,000          X                                20,000
J.P. Morgan & Company          Common Stock   616880100     19,278      118,000         X                               118,000
Kellogg Company                Common Stock   487836108      242        10,000          X                                10,000
Kroger Company                 Common Stock   501044101     11,778      522,000         X                               522,000
KeySpan Corporation            Common Stock   49337W100      241         6,000          X                                6,000
Lam Research Corporation       Common Stock   512807108     6,344       303,000         X                               303,000
LSI Logic Corporation          Common Stock   502161102     21,645      740,000         X                               740,000
Lucent Technologies Inc.       Common Stock   549463107     5,645       185,000         X                               185,000
MedQuist Inc.                  Common Stock   584949101     2,604       129,000         X                               129,000
Mentor Graphics Corporation    Common Stock   587200106     14,326      608,000         X                               608,000
Marsh & McLennan Companies,    Common Stock   571748102      398         3,000          X                                3,000
Inc.
Minnesota Mining &             Common Stock   604059105      456         5,000          X                                5,000
Manufacturing Co.
Merck & Company Inc.           Common Stock   589331107     14,888      200,000         X                               200,000
Micron Technology Inc.         Common Stock   595112103     13,278      290,000         X                               290,000
Mylan Laboratories             Common Stock   628530107      216         8,000          X                                8,000
Novellus Systems               Common Stock   670008101     13,038      280,000         X                               280,000
Newell Rubbermaid, Inc.        Common Stock   651229106      365        16,000          X                                16,000
Wild Oats Markets, Inc.        Common Stock   96808B107     5,699       485,000         X                               485,000
Bank One Corporation           Common Stock   06423A103      927        24,000          X                                24,000
Pitney Bowes, Inc.             Common Stock   724479100      276         7,000          X                                7,000
PETsMART, Inc.                 Common Stock   716768106     3,258       695,000         X                               695,000
Proctor & Gamble Company       Common Stock   742718109      268         4,000          X                                4,000
SAFECO Corporation             Common Stock   786429100      463        17,000          X                                17,000
Schering-Plough Corporation    Common Stock   806605101     7,905       170,000         X                               170,000
St. Paul Companies, Inc.       Common Stock   792860108      247         5,000          X                                5,000
AT&T Corporation               Common Stock   001957109     1,028       35,000          X                                35,000
Target Corporation             Common Stock   87612E106     17,041      665,000         X                               665,000
UGI Corporation                Common Stock   902681105      243        10,000          X                                10,000
Walgreen Company               Common Stock   931422109      228         6,000          X                                6,000
Wells Fargo Company            Common Stock   949740104     1,148       25,000          X                                25,000
Washington Mutual, Inc.        Common Stock   939322103      995        25,000          X                                25,000
Williams-Sonoma, Inc.          Common Stock   969904101     1,772       51,000          X                                51,000
Dentsply International Inc.    Common Stock   249030107     2,131       61,000          X                                61,000
Xerox Corporation              Common Stock   S16139991      301        20,000          X                                20,000
Venator Group, Inc.            Common Stock   922944103     12,870     1,040,000        X                              1,040,000
                 GRAND TOTALS                               431,415

